Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Detail) - CAD ($)
$ in Millions
	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023	Oct. 31, 2022
Financial assets
Interest-bearing deposits with banks	$ 61,080	$ 71,086
Trading
Trading securities	193,597	190,151
Investment
Assets purchased under reverse repurchase agreements and securities borrowed	347,871	340,191
Loans	858,316	852,773
Derivatives
Derivatives	105,038	142,450
Deposits
Personal	452,189	441,946
Business and government	743,772	745,075
Bank	45,207	44,666
Other
Obligations related to securities sold short	35,012	33,651
Obligations related to assets sold under repurchase agreements and securities loaned	334,490	335,238
Derivatives
Total derivatives	106,974	142,629
Netting adjustments [member]
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(716)	(1,544)
Financial assets	(716)	(1,544)
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(716)	(1,544)
Financial liabilities	(716)	(1,544)
Total gross fair value [member] | Level 1 [member]
Trading
Trading securities	83,872	89,805
Investment
Investment securities	3,440	3,044
Derivatives
Total gross derivatives, assets	2,478	2,352
Other assets	4,602	4,152
Financial assets	94,392	99,353
Other
Obligations related to securities sold short	13,343	14,391
Derivatives
Total gross derivatives, liabilities	3,411	3,119
Other liabilities	394	370
Financial liabilities	17,148	17,880
Total gross fair value [member] | Level 2 [member]
Financial assets
Interest-bearing deposits with banks	51,812	60,856
Trading
Trading securities	107,439	98,080
Investment
Investment securities	117,440	124,778
Assets purchased under reverse repurchase agreements and securities borrowed	292,204	285,869
Loans	14,075	8,742
Derivatives
Total gross derivatives, assets	102,892	141,233
Other assets	4,286	3,421
Financial assets	690,148	722,979
Deposits
Personal	27,901	26,428
Business and government	151,698	137,628
Bank	9,401	11,462
Other
Obligations related to securities sold short	21,669	19,260
Obligations related to assets sold under repurchase agreements and securities loaned	300,662	298,679
Derivatives
Total gross derivatives, liabilities	102,966	139,499
Other liabilities	(1,487)	(1,296)
Financial liabilities	612,810	631,660
Total gross fair value [member] | Level 3 [member]
Trading
Trading securities	2,286	2,266
Investment
Investment securities	640	644
Loans	1,815	1,859
Derivatives
Total gross derivatives, assets	384	409
Other assets	10	11
Financial assets	5,135	5,189
Deposits
Personal	429	383
Derivatives
Total gross derivatives, liabilities	1,313	1,555
Financial liabilities	1,742	1,938
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 1 [member]
Trading
Trading securities	19,907	26,675
Investment
Investment securities	313	2,731
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 2 [member]
Trading
Trading securities	3,320	2,581
Investment
Investment securities	3,730	3,528
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member] | Level 2 [member]
Trading
Trading securities	17,816	16,389
Investment
Investment securities	1,957	2,748
Total gross fair value [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	1,734	2,249
Investment
Investment securities	729	275
Total gross fair value [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	55,806	50,439
Investment
Investment securities	63,053	73,020
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	2,047	2,055
Investment
Investment securities	2,029
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	2,942	2,577
Investment
Investment securities	7,620	6,192
Total gross fair value [member] | Mortgage-backed securities [member] | Level 2 [member]
Trading
Trading securities	2	2
Investment
Investment securities	2,502	2,672
Total gross fair value [member] | Mortgage-backed securities [member] | Level 3 [member]
Investment
Investment securities	30	29
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 2 [member]
Trading
Trading securities	1,205	1,245
Investment
Investment securities	410	441
Total gross fair value [member] | Corporate debt and other debt [member] | Level 2 [member]
Trading
Trading securities	24,175	22,615
Investment
Investment securities	29,994	27,574
Total gross fair value [member] | Corporate debt and other debt [member] | Level 3 [member]
Investment
Investment securities	148	149
Total gross fair value [member] | Equity securities [member] | Level 1 [member]
Trading
Trading securities	60,184	58,826
Investment
Investment securities	369	38
Total gross fair value [member] | Equity securities [member] | Level 2 [member]
Trading
Trading securities	2,173	2,232
Investment
Investment securities	408	338
Total gross fair value [member] | Equity securities [member] | Level 3 [member]
Trading
Trading securities	2,286	2,266
Investment
Investment securities	462	466
Total gross fair value [member] | Asset-backed securities, CDO [member] | Level 2 [member]
Investment
Investment securities	7,766	8,265
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	30,982	39,243
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	329	290
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	59,066	89,644
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	9	4
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	160	224
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	2,478	2,352
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	14,187	13,927
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	42	111
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	(1,503)	(1,805)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	4	4
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	28,964	41,249
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	864	952
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	51,620	81,750
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	58	53
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	166	176
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, liabilities	3,411	3,119
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	22,894	17,306
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	391	549
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	(678)	(982)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities		1
Recurring [member]
Financial assets
Interest-bearing deposits with banks	51,812	60,856
Trading
Trading securities	193,597	190,151
Investment
Investment securities	121,520	128,466
Assets purchased under reverse repurchase agreements and securities borrowed	292,204	285,869
Loans	15,890	10,601
Derivatives
Total gross derivatives, assets	105,754	143,994
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(716)	(1,544)
Derivatives	105,038	142,450
Other assets	8,898	7,584
Financial assets	788,959	825,977
Deposits
Personal	28,330	26,811
Business and government	151,698	137,628
Bank	9,401	11,462
Other
Obligations related to securities sold short	35,012	33,651
Obligations related to assets sold under repurchase agreements and securities loaned	300,662	298,679
Derivatives
Total gross derivatives, liabilities	107,690	144,173
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(716)	(1,544)
Total derivatives	106,974	142,629
Other liabilities	(1,093)	(926)
Financial liabilities	630,984	649,934
Recurring [member] | Level 3 [member]
Derivatives
Financial liabilities	(429)	(383)	$ (250)	$ (241)
Recurring [member] | Canadian government debt - issued or guaranteed, Federal [member]
Trading
Trading securities	23,227	29,256
Investment
Investment securities	4,043	6,259
Recurring [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Trading
Trading securities	17,816	16,389
Investment
Investment securities	1,957	2,748
Recurring [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Trading
Trading securities	57,540	52,688
Investment
Investment securities	63,782	73,295
Recurring [member] | Other OECD government debt - issued or guaranteed [member]
Trading
Trading securities	4,989	4,632
Investment
Investment securities	9,649	6,192
Recurring [member] | Mortgage-backed securities [member]
Trading
Trading securities	2	2
Investment
Investment securities	2,532	2,701
Recurring [member] | Asset- backed securities, Non-CDO [member]
Trading
Trading securities	1,205	1,245
Investment
Investment securities	410	441
Recurring [member] | Corporate debt and other debt [member]
Trading
Trading securities	24,175	22,615
Investment
Investment securities	30,142	27,723
Recurring [member] | Equity securities [member]
Trading
Trading securities	64,643	63,324
Investment
Investment securities	1,239	842
Recurring [member] | Asset-backed securities, CDO [member]
Investment
Investment securities	7,766	8,265
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	31,311	39,533
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	59,075	89,648
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	160	224
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	16,707	16,390
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(1,499)	(1,801)
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	29,828	42,201
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	51,678	81,803
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	166	176
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	26,696	20,974
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	$ (678)	$ (981)